Goodwill and Other Intangible Assets (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross carrying amounts
Balance	$ 164,074,614	$ 164,076,731
Foreign currency translation	67,741	(2,117)
Balance	164,142,355	164,074,614	$ 164,076,731
Accumulated amortization
Balance	42,105,966	25,739,786
Amortization expense	16,369,467	16,365,034	13,187,006
Foreign currency translation	21,185	1,146
Balance	58,496,618	42,105,966	25,739,786
Total amortized intangible assets	105,645,737	121,968,648
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance	606,498	606,374
Foreign currency translation	251	124
Balance	606,749	606,498	606,374
Accumulated amortization
Balance	448,069	320,842
Amortization expense	127,317	127,282
Foreign currency translation	215	(55)
Balance	575,601	448,069	320,842
Total amortized intangible assets	31,148
Non- Compete Agreement [Member]
Gross carrying amounts
Balance	1,823,778	1,824,021
Foreign currency translation	753	(243)
Balance	1,824,531	1,823,778	1,824,021
Accumulated amortization
Balance	501,545	325,156
Amortization expense	176,329	176,281
Foreign currency translation	248	108
Balance	678,122	501,545	325,156
Total amortized intangible assets	1,146,409
Profit Interest Agreement [Member]
Gross carrying amounts
Balance	161,644,338	161,646,336
Foreign currency translation	66,737	(1,998)
Balance	161,711,075	161,644,338	161,646,336
Accumulated amortization
Balance	41,156,352	25,093,788
Amortization expense	16,065,821	16,061,471
Foreign currency translation	20,722	1,093
Balance	57,242,895	$ 41,156,352	$ 25,093,788
Total amortized intangible assets	$ 104,468,180